West Hills Tactical Core Fund Investment Strategy - West Hills Tactical Core Fund	Nov. 01, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The Adviser uses volatility indexes such as the 9-day CBOE S&P 500 Index, 1-month CBOE S&P 500 Index, 3-month CBOE S&P 500 Index, 6-month CBOE S&P 500 Index, and 1-year observed CBOE Volatility Index to determine its allocation in common stocks, ETFs, or cash equivalents.

Under normal circumstances, the Adviser may also write covered calls on up to 100% of Fund assets in order to generate income for the Fund. In addition to covered calls, the Adviser uses put options for hedging purposes on its equity positions.